Share-Based Compensation - Summary of Total Compensation Costs Recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	¥ 28,858	$ 4,424	¥ 47,284	¥ 24,561
Cost of Revenue
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	4	1	73
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	7,176	1,100	12,819	9,448
Sales and Marketing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	3,965	608	6,040	3,347
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total	¥ 17,713	$ 2,715	¥ 28,352	¥ 11,766